Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
New systems	8,807.1	10,160.8	13,446.1
Used systems	189.1	155.8	206.7
Net system sales	8,996.2	10,316.6	13,652.8

Net Sales and Long-lived Assets by Geographic Region	Total net sales and long-lived assets (consisting of Property, plant and equipment, net) by geographic region were as follows:

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets
2021
Japan	459.3	5.5
South Korea	6,223.0	61.2
Singapore	126.2	7.3
Taiwan	7,327.9	163.6
China	2,740.8	17.0
Rest of Asia	1.8	0.2
Netherlands	14.2	2,048.1
EMEA	134.6	124.0
United States	1,583.2	555.8
Total	18,611.0	2,982.7

2020
Japan	542.8	8.3
South Korea	4,151.6	34.1
Singapore	84.9	2.1
Taiwan	4,731.3	164.3
China	2,324.4	17.8
Rest of Asia	1.6	0.4
Netherlands	1.6	1,625.2
EMEA	483.3	129.2
United States	1,657.0	488.9
Total	13,978.5	2,470.3

2019
Japan	463.2	6.5
South Korea	2,202.1	24.1
Singapore	120.0	1.6
Taiwan	5,357.0	131.6
China	1,377.7	21.3
Rest of Asia	2.6	0.5
Netherlands	2.6	1,396.0
EMEA	314.6	4.3
United States	1,980.2	413.4
Total	11,820.0	1,999.3